Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Accounts payable and accrued liabilities
	December 31, 2021		December 31, 2020

Accounts payable		$25,247,351		$19,826,473
Accrued liabilities		9,143,870		3,776,074
	$34,391,221		$23,602,547